Interest Bearing Liabilities and Financing Facilities - Summary of Maturity Profile Interest Bearing Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	$ 6,156	$ 6,560
1 year or less [member]
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	483	470
1-2 years [member]
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	206	462
2-3 years [member]
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	1,181	188
3-4 years [member]
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	962	1,169
4-5 years [member]
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	908	951
More than 5 years [member]
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	$ 2,416	$ 3,320